Impairment and Other Charges - Schedule of Details of Impairment of Long-Lived Assets Held and Used by Asset (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Details of Impairment of Long-Lived Assets Held and Used by Asset [Line Items]
Property, plant and equipment		$ 3,354		$ 3,354	$ 3,354
Operating lease right-of-use asset			861		1,352
Manufacturing Facility closing costs		161	112	161	300
Severance costs	94	613	276	645	$ 2,018	$ 1,160
Total impairment and other charges	$ 94	$ 4,128	$ 1,249	$ 4,160